Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Conversion at Maturity
Convertible notes issued, converted and outstanding are as follows:

Convertible Notes Payable
Balance at January 1, 2020	—
Issuance of convertible notes payable	1,572
Matured	—

Balance at December 31, 2020	$1,572
Issuance of convertible notes payable	2,857
Converted to common stock	(4,429)

Balance at December 31, 2021	—

Debt discount related to convertible notes are as follows:

Debt Discount
Balance at January 1, 2020	—
Debt discount recognized	690
Amortized to interest expense	(412)

Balance at December 31, 2020	$278
Debt discount recognized	1,600
Amortized to interest expense	(1,747)
Reclassified to additional paid-in capital upon conversion of convertible notes payable	(131)

Balance at December 31, 2021	—